Revenue and related balances (Tables)	6 Months Ended
Jun. 30, 2026
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Subscription revenue	63,841	57,066	124,484	111,249
Professional services	4,809	3,666	9,786	6,779
	68,650	60,732	134,270	118,028